Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Percentage of base transaction price	100.00%
Equity method investees
Deposits
Percentage of all properties	10.00%
Percentage of unsold properties	10.00%
Sales incentive income			¥ 4,744
Sales commitment arrangements		¥ 866	960
Sales incentive income recognized
Advance deposited			¥ 40,085
Minimum [Member]
Organization and Principal Activities [Line Items]
Lone term	3 years
Annual interest rate, percentage	0.20%
Maximum [Member]
Organization and Principal Activities [Line Items]
Lone term	5 years
Annual interest rate, percentage	0.50%